Business Combinations - Additional Information (Detail) - USD ($) $ in Thousands						3 Months Ended	6 Months Ended	12 Months Ended
		Jun. 15, 2021	Jun. 09, 2021	Dec. 10, 2020	Sep. 07, 2018	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2021	Dec. 31, 2019	Jul. 31, 2019	Dec. 31, 2018	Sep. 08, 2018
Business Acquisition [Line Items]
Business combination goodwill arising on acquistion		$ 102,482				$ 324,843	$ 324,843	$ 200,624	$ 202,247
Business acqusition costs intangible assets acquired		83,800
Consideration transferred		199,387					199,387
Cash for outstanding Genius Sports equity shares	[1]						83,291
MAVEN TOPCO LIMITED [Member]
Business Acquisition [Line Items]
Business combination goodwill arising on acquistion					$ 185,030			200,624		$ 192,980		$ 182,994
Business acqusition costs intangible assets acquired					129,772
Consideration transferred					303,236			303,236
Cash for outstanding Genius Sports equity shares								264,471
Cash paid to retire Genius Sports' debt								33,343
Transaction costs paid on behalf of Genius Sports								5,400					$ 4,000
Apax Funds Investment [Member] | MAVEN TOPCO LIMITED [Member]
Business Acquisition [Line Items]
Consideration transferred					$ 303,200
Oppia Acqusition [Member] | MAVEN TOPCO LIMITED [Member]
Business Acquisition [Line Items]
Business combination total consideration											$ 2,900
Business combination goodwill arising on acquistion											$ 2,600
Income from gain on fair value remeasurement of contingent consideration								300
Sportzcast [Member] | MAVEN TOPCO LIMITED [Member]
Business Acquisition [Line Items]
Business combination total consideration				$ 4,400
Business combination goodwill arising on acquistion				2,200				2,200
Business acquistion transaction costs expensed				200
Business acqusition costs intangible assets acquired				$ 1,800				$ 1,800
Second Spectrum [Member]
Business Acquisition [Line Items]
Payment in cash to acquire business		112,600
Business acquistion transaction costs expensed						4,100	4,100
Consideration transferred		199,400
Cash for outstanding Genius Sports equity shares		83,300
Payment to acquire business and settlement of share based liabilities		$ 116,100
Business combination revenue from acquiree since acquisition date actual						$ 700	$ 1,700
Second Spectrum [Member] | MAVEN TOPCO LIMITED [Member]
Business Acquisition [Line Items]
Percentage of voting interests acquired								100.00%
Fan Hub Acquisition [Member]
Business Acquisition [Line Items]
Business combination goodwill arising on acquistion			$ 20,500
Payment in cash to acquire business			13,200
Business acquistion transaction costs expensed			400
Business acqusition costs intangible assets acquired			13,000
Cash for outstanding Genius Sports equity shares			$ 19,000

[1]	Represents the issuance of 4.7 million shares of the Company’s common stock at June 15, 2021 closing price of $17.74 per share to the former Second Spectrum shareholders